Summary of Net Debt Securities Gains (Losses) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of financial assets [line items]
Total	$ (47)	$ 10	$ (27)
Debt securities [member] | Financial assets at amortized cost [member]
Disclosure of financial assets [line items]
Total	(61)		(61)
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Total	$ 14	$ 10	$ 34